Discretionary decisions and sources of estimation uncertainties - Trade accounts receivable and allowance for doubtful accounts (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) country	Dec. 31, 2018 EUR (€)
Trade accounts and other receivables and allowance for doubtful accounts
Trade accounts and other receivables | €	€ 3,421,346	€ 3,231,500
Number of countries Company sells health care products | country	150
Number of countries Company sells health care services | country	50
Additional percentage of uncollectible receivables for sensitivity analysis	1.00%
Percentage of operating income reduced, if 1% of trade accounts receivable were uncollectible	1.60%
Allowances
Trade accounts and other receivables and allowance for doubtful accounts
Trade accounts and other receivables | €	€ (141,358)	€ (118,015)